Consolidated Statements of Changes In Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 30	$ 108,382	$ 72	$ (114,165)	$ (5,681)
Balance, shares at Dec. 31, 2014	30,391,513
Net loss				(3,088)	(3,088)
Net unrealized losses on foreign currency translation, net of tax			(1)		$ (1)
Issuance of common stock, net of equity issuance costs of $24	2	1,203			1,205
Issuance of common stock, net of equity issuance costs, shares	$ 1,834,299
Issuance of common stock, net of commitment fee of $163	$ 1	$ 135			$ 136
Issuance of common stock, net of commitment fee, shares	550,000
Issuance of restricted stock	$ 1	174			175
Issuance of restricted stock, shares	501,182
Issuance of restricted stock to a vendor		68			68
Issuance of restricted stock to a vendor, shares	116,613
Exercise of warrants	$ 15	9,484			9,499
Exercise of warrants, shares	15,186,748
Noncash stock-based compensation		351			351
Balance at Dec. 31, 2015	$ 49	119,797	71	(117,253)	2,664
Balance, shares at Dec. 31, 2015	48,580,355
Net loss				(3,032)	(3,032)
Net unrealized losses on foreign currency translation, net of tax			(4)		(4)
Issuance of restricted stock	$ 1				1
Issuance of restricted stock, shares	1,021,763
Restricted stock issued to settle liability		51			51
Restricted stock issued to settle liability, shares	179,773
Issuance of warrants		389			389
Exercise of warrants		1			1
Exercise of warrants, shares	906
Noncash stock-based compensation		597			597
Balance at Dec. 31, 2016	$ 50	$ 120,835	$ 67	$ (120,285)	$ 667
Balance, shares at Dec. 31, 2016	49,782,797